Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	REDF
Entity Registrant Name	REDIFF COM INDIA LTD
Entity Central Index Key	0001103783
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	14,810,178

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Mar. 31, 2011
Current Assets
Cash and cash equivalents	$ 24,545,839	$ 36,922,125
Trade accounts receivable (net of allowances of US$ 4,022,664 and US$ 3,200,434 as of March 31, 2011 and 2012, respectively)	6,151,846	7,178,848
Prepaid expenses and other current assets (See Note 4)	1,375,135	1,702,963
Total current assets	32,072,820	45,803,936
Property, plant and equipment - net (See Note 5)	7,399,081	5,972,595
Goodwill (See Note 8)	2,000,000	2,000,000
Intangible assets, net (See Note 9)	2,486,009	3,271,089
Investments, at cost	1,300,000	1,300,000
Investments in equity method investees (See Note 7)	81,473	540,902
Recoverable taxes	2,960,245	3,326,024
Other non-current assets (See Note 10)	2,168,591	1,725,624
Total non-current assets	18,395,399	18,136,234
Total assets	50,468,219	63,940,170
Current liabilities
Accounts payable and accrued liabilities (See Note 11)	4,378,101	7,189,236
Customer advances and unearned revenues	2,151,956	1,583,692
Total current liabilities	6,530,057	8,772,928
Deferred tax liability (See Note 17)	244,429	205,159
Other non- current liabilities (See Note 12)	957,329	859,892
Total liabilities	7,731,815	9,837,979
Commitments and contingencies (See Note 25)
Shareholders' Equity
Equity shares: par value - Rs.5, Authorized: 24,000,000 equity shares as of March 31, 2011 and 2012 ; Issued: 14,615,800 and 14,810,178 equity shares as of March 31, 2011 and 2012, respectively and outstanding 13,600,800 and 13,795,178 equity shares as of March 31, 2011 and 2012, respectively	1,756,726	1,735,105
Additional paid-in-capital	130,958,274	128,827,344
Accumulated other comprehensive loss	(9,278,078)	(3,436,985)
Accumulated deficit	(76,273,913)	(68,596,668)
Treasury shares, at cost (See Note 13) (1,015,000 equity shares as of March 31, 2011 and 2012, respectively)	(4,426,605)	(4,426,605)
Total shareholders' equity	42,736,404	54,102,191
Total liabilities and shareholders' equity	$ 50,468,219	$ 63,940,170

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR
Trade accounts receivable, allowances	$ 3,200,434		$ 4,022,664
Equity shares, par value		5		5
Equity shares, authorized	24,000,000	24,000,000	24,000,000	24,000,000
Equity shares, issued	14,810,178	14,810,178	14,615,800	14,615,800
Equity shares, outstanding	13,795,178	13,795,178	13,600,800	13,600,800
Treasury shares, equity shares	1,015,000	1,015,000	1,015,000	1,015,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues
Total revenues	$ 19,942,266	$ 21,795,463	$ 18,843,261
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Total cost of revenues	10,774,121	10,795,979	10,115,303
Operating expenses
Sales and marketing	5,341,678	5,373,345	7,143,440
Product development	3,136,778	3,826,350	2,663,319
Depreciation and amortization	3,499,769	3,786,398	5,004,262
General and administrative	7,935,447	6,582,091	5,549,891
Long-lived assets impairment (See Note 5)		109,658	136,878
Foreign exchange loss (gain), net	91,926	17,783	(195,865)
Total operating expenses	20,005,598	19,695,625	20,301,925
Operating loss	(10,837,453)	(8,696,141)	(11,573,967)
Other income (expense), net
Interest income	2,584,432	3,372,109	4,017,824
Investment impairment		(543,220)	(65,556)
Gain on sale of equity method investee	749,897
Miscellaneous income	107,169	98,224	46,316
Total other income, net	3,441,498	2,927,113	3,998,584
Loss before income taxes and equity in net earnings of equity method investees	(7,395,955)	(5,769,028)	(7,575,383)
Income tax expense	(65,555)	(17,279)	(30,000)
Equity in net loss of equity method investees	(215,735)	(785,707)	(423,099)
Net loss	(7,677,245)	(6,572,014)	(8,028,482)
Weighted average number of equity shares - basic	13,758,635	13,783,033	14,563,197
Weighted average number of equity shares - diluted	13,758,635	13,783,033	14,563,197
(Loss) earnings per share - basic	$ (0.558)	$ (0.477)	$ (0.552)
(Loss) earnings per share - diluted	$ (0.558)	$ (0.477)	$ (0.552)
India Online
Revenues
Service Revenue	16,223,222	17,942,609	14,694,576
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Cost of service revenue	8,241,612	8,299,834	7,654,344
U.S. Publishing
Revenues
Service Revenue	3,719,044	3,852,854	4,148,685
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Cost of service revenue	$ 2,532,509	$ 2,496,145	$ 2,460,959
Earnings Per ADS- (where 2 ADSs represent 1 equity share)
Other income (expense), net
(Loss) earnings per share - basic	$ (0.279)	$ (0.238)	$ (0.276)
(Loss) earnings per share - diluted	$ (0.279)	$ (0.238)	$ (0.276)

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Number of ADS which represent each equity share	2	2	2

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Equity shares	Additional paid- in- capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Treasury shares(Equity shares held by controlled trust)	Comprehensive income (loss)
Beginning Balance at Mar. 31, 2009	$ 64,006,999	$ 1,735,105	$ 127,014,384	$ (10,746,318)	$ (53,996,172)
Beginning Balance (in shares) at Mar. 31, 2009		14,615,800
Stock- based compensation	833,214		833,214
Net loss	(8,028,482)				(8,028,482)		(8,028,482)
Foreign currency translation adjustment	6,900,715			6,900,715			6,900,715
Repurchase of equity shares for treasury (in shares)						(750,000)
Repurchase of equity shares for treasury (See Note 13)	(3,106,447)					(3,106,447)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total							(1,127,767)
Ending Balance at Mar. 31, 2010	60,605,999	1,735,105	127,847,598	(3,845,603)	(62,024,654)	(3,106,447)
Ending Balance (in shares) at Mar. 31, 2010		14,615,800				(750,000)
Stock- based compensation	559,157		559,157
Net loss	(6,572,014)				(6,572,014)		(6,572,014)
Foreign currency translation adjustment	408,618			408,618			408,618
Contribution from principal shareholder (See Note 6)	420,589		420,589
Repurchase of equity shares for treasury (in shares)						(265,000)
Repurchase of equity shares for treasury (See Note 13)	(1,320,158)					(1,320,158)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total							(6,163,396)
Ending Balance at Mar. 31, 2011	54,102,191	1,735,105	128,827,344	(3,436,985)	(68,596,668)	(4,426,605)
Ending Balance (in shares) at Mar. 31, 2011		14,615,800				(1,015,000)
Stock- based compensation	787,874		787,874
Net loss	(7,677,245)				(7,677,245)		(7,677,245)
Foreign currency translation adjustment	(5,841,093)			(5,841,093)			(5,841,093)
Stock option exercised (in shares)		194,378
Stock option exercised	1,364,677	21,621	1,343,056
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total							(13,518,338)
Ending Balance at Mar. 31, 2012	$ 42,736,404	$ 1,756,726	$ 130,958,274	$ (9,278,078)	$ (76,273,913)	$ (4,426,605)
Ending Balance (in shares) at Mar. 31, 2012		14,810,178				(1,015,000)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011		Mar. 31, 2010
Cash flows from operating activities
Net loss	$ (7,677,245)	$ (6,572,014)		$ (8,028,482)
Adjustments to reconcile net loss to net cash generated from operating activities:
Gain on sale of investment in equity method investee	(749,897)
Long-lived assets impairment		109,658		136,878
Investment impairment		543,220		65,556
Equity in net earnings of equity method investees	215,735	785,707		423,099
Depreciation and amortization	3,499,769	3,786,398		5,004,262
Allowances for doubtful trade accounts receivables	37,700	(144,263)		(261,825)
Loss (profit) on sale of property, plant and equipment	5,165	(51)		7,314
Stock- based compensation expense	787,874	559,157		833,214
Unrealized exchange loss (gain)	117,952	(257)		43,764
Changes in assets and liabilities:
Trade accounts receivable	158,828	(1,146,531)		1,489,504
Prepaid expenses and other current assets	119,836	24,969		919,765
Accounts payable, accrued liabilities and other liabilities	(1,961,862)	428,114		352,412
Customer advances and unearned revenues	688,625	201,184		(35,878)
Recoverable taxes	(61,155)	1,812,649		(157,291)
Other non-current assets	(384,871)	107,697		190,367
Net cash generated from / (used in) operating activities	(5,203,546)	495,637		982,659
Cash flows from investing activities
Payments to acquire property, plant and equipment	(5,379,475)	(4,010,461)		(1,762,906)
Purchase of investment in equity method investee				(407,018)
Sale of investment in equity method investee	937,866
Acquisition, net of cash acquired		(3,028,660)	[1]
Purchase of promissory notes		(250,000)		(1,750,000)
Proceeds from sale of property, plant and equipment	17,986	10,501		36,070
Net cash used in investing activities	(4,423,623)	(7,278,620)		(3,883,854)
Cash flows from financing activities
Repurchase of equity shares		(1,320,158)		(3,106,447)
Proceeds from issue of shares	1,364,677
Net cash from / (used in) financing activities	1,364,677	(1,320,158)		(3,106,447)
Net decrease in cash and cash equivalents	(8,262,492)	(8,103,141)		(6,007,642)
Cash and cash equivalents at the beginning of the year	36,922,125	44,690,314		45,521,173
Effect of exchange rate changes on cash	(4,113,794)	334,952		5,176,783
Cash and cash equivalents at the end of the year	24,545,839	36,922,125		44,690,314
Supplementary cash flow information:
Income taxes paid	492,682	482,414		1,051,768
Supplementary disclosure of non cash investing activity:
Payables for purchase of property, plant and equipment	30,074	35,595		133,568
Conversion of Runa Inc promissory notes into investment in equity shares		$ 1,300,000

[1]	Payment for acquisition of Vubites includes an amount of US$ 2,711,622 for settlement of Vubites shareholder loan assumed and settled in accordance with the terms of the acquisition (see Note 6).

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
Mar. 31, 2011
Settlement of Vubites shareholder loan assumed	$ 2,711,622

Organization and business	12 Months Ended
Mar. 31, 2012
Organization and business
1.	Organization and business

Rediff.com India Limited (“Rediff”) was incorporated as a private limited company in India on January 9, 1996 under the Indian Companies Act, 1956 and was converted to a public limited company on May 29, 1998. Rediff’s American Depository Shares (“ADSs”) are listed on the NASDAQ Global Market.

In February 2001, Rediff established Rediff Holdings, Inc. (“RHI”), a Delaware Corporation, as a wholly-owned subsidiary to be a holding company for certain investments in the United States of America. In March 2001, Rediff acquired Value Communication Corporation (“ValuCom”). On February 27, 2001, RHI acquired thinkindia.com, Inc (“thinkindia”), later renamed Rediff.com Inc. On April 27, 2001, RHI acquired India Abroad Publications, Inc. (“India Abroad”), a print and online news company.

On November 26, 2010, Rediff acquired Vubites India Private Limited (“Vubites”) from the Chairman and Managing Director of Rediff (referred to as “the CMD”) and a principal shareholder in Rediff. Vubites enables small and local businesses to advertise on national TV channels within their city to reach their target audiences (see Note 6).

Rediff with its subsidiaries (“the Company”) is in the business of providing online internet based services, focusing on India and the global Indian community. Its websites consists of channels relevant to Indian interests such as cricket, astrology, matchmaker and movies, content on various matters like news and finance, search facilities, a range of community features such as e-mail, chat, messenger, e-commerce, broadband wireless content and mobile value-added services to mobile phone subscribers in India. The Company also enables its customers to insert localized advertisements on national television channels by providing a platform to create an advertisement and prepare a media plan. Additionally, the Company publishes two weekly newspapers, ‘India Abroad’ and ‘India in New York’, in North America.

Significant accounting policies	12 Months Ended
Mar. 31, 2012
Significant accounting policies
2.	Significant accounting policies

(a) Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Rediff and its wholly — owned subsidiaries and variable interest entity (VIE) in which the Company is the primary beneficiary. All inter-company accounts and transactions are eliminated on consolidation.

(c) Investments in equity method investees

Investments in entities in which the Company can exercise significant influence, but does not own a majority equity interest or otherwise control, are accounted for using the equity method. The Company records its share of the results of these companies in the consolidated statements of operation as equity in net loss of equity method investees. The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Measurement of any impairment loss is based on its excess of the carrying value of the investment over its fair value.

(d) Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles
(US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent liabilities on the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include allowances for doubtful trade accounts receivables, impairment of goodwill, property, plant and equipment and investments, useful lives of property, plant and equipment and intangible assets, valuation of deferred tax assets, stock based compensation and employee benefits. Actual results could differ from those estimates.

(e) Revenue recognition

India Online business

India Online business includes revenues from advertising and fee based services. Advertising includes advertisement and sponsorships. Fee based services include e-commerce, subscription services and mobile value-added services. E-commerce revenues primarily consist of commission earned on sale of items to customers who shop online while subscription services consist of subscriptions received for using e-mail and other subscriber services. Mobile value-added services include revenues derived from providing value added short messaging services and other related products to mobile phone users.

Advertisement and sponsorship income is derived from customers who advertise on the Company’s website or to whom direct links from the Company’s website to their own websites are provided and income earned from sending targeted emails to Rediffmail subscribers.

Revenue from display of advertisement and sponsorship is recognized ratably based on delivery over the contractual period of the advertisement, commencing when the advertisement is placed on the website. Revenues are also derived from sponsor buttons placed in specific areas of the Company’s website, which generally provide users with direct links to sponsor websites. These revenues are recognized ratably over the period in which the advertisement is displayed, provided that no significant Company obligations remain and collection of the resulting receivable is probable. Company obligations may include guarantees of a minimum number of impressions, or times, that an advertisement appears in pages viewed by users of the Company’s website. To the extent that minimum guaranteed impressions are not met, the Company defers recognition of the corresponding revenues until the guaranteed impression levels are achieved. The Company also earns revenues from the sending of e-mail messages to its users on behalf of advertisers and such revenues are recognized ratably over the contracted period.

E-commerce revenue primarily consists of commission from the sale of books, music, apparel, confectionery, gifts and other items to retail customers who shop at the Company’s online store. Customers directly place orders with vendors through the Company’s website. When an order is placed, the Company informs the vendor through an intranet and also confirms whether payment has already been collected by the Company through credit card/debit card or cheques, or whether the payment is to be made by the customer on cash-on-delivery (“COD”) basis. The vendor then dispatches the products to the customers. The vendor sends a periodic summary of the transactions executed for which the Company has collected payments on its behalf. The Company makes payment to the vendor after deduction of its share of margin, commission and costs. The Company recognizes as revenues the commission earned on these transactions and shipping costs recovered from customers.

Subscription service revenues primarily include income from various paid e-mail and other service products for the Company’s registered user base. Subscription income is deferred and recognized pro rata as fulfilled over the terms of such subscription.

Mobile value-added services (“MVAS”) revenues are derived from providing value added short messaging services (“SMS”), e-mail and other related products to mobile phone users. The Company contracts with third-party mobile phone operators for sharing revenues from these services. Mobile value-added services based revenues are recognized when the service is performed.

US Publishing business

US Publishing business primarily include advertising and sponsorship revenues and consumer subscription revenues earned from the publication of India Abroad, a weekly newspaper distributed primarily in the United States and Canada. It also includes the advertising revenues of Rediff India Abroad, the website catering to the Indian community in the United States.

Advertising revenues are recognized at the time of publication of the related advertisement. Subscription income is deferred and recognized pro rata as fulfilled over the terms of such subscription.

Revenues from banners and sponsorships are recognized over the contractual period of the advertisement, commencing when the advertisement is placed on the website, provided that no significant obligations remain and collection of the resulting receivable is probable. Obligations may include guarantee of a minimum number of impressions, or times that an advertisement appears in pages viewed by users of the Company’s website. To the extent that minimum guaranteed impressions are not met, the Company defers recognition of the corresponding revenues until the guaranteed impression levels are achieved.

(f) Costs and expenses

Costs and expenses have been classified according to their primary functions in the following categories:

Cost of revenues

Cost of revenues primarily include cost of content for the Rediff websites, editorial costs, employee compensation , stock-based compensation, internet communication, data storage, software usage, printing and circulation costs for the India Abroad and India in New York newspapers and fee based services related costs.

Sales and marketing

Sales and marketing expenses primarily include employee compensation for sales and marketing personnel, advertising and promotion expenses, market research costs and stock-based compensation. The costs of advertising are expensed as and when incurred.

Product development

Product development costs primarily include software development expenses, compensation of product development personnel and stock-based compensation. Internal and external costs incurred to develop internal use software during application development stage is capitalized when the Company’s managing director has authorized and committed to funding the development, and it is probable that the software development will be completed and the software will perform the function intended. Upgrades and enhancements are capitalized only when these relate to additional features or result in additional functionality which the existing software is incapable of performing. All costs incurred during the preliminary project and post implementation and operation stages are expensed as incurred.

General and administrative

These costs primarily include employee compensation of administrative and supervisory staff whose time is mainly devoted to strategic and managerial functions, rent, insurance premiums, electricity, telecommunication costs, legal and professional fees, stock-based compensation costs and other general expenses.

(g) Cash and cash equivalents

The Company considers all highly liquid investments with a remaining maturity at the date of purchase of three months or less and that are readily convertible to known amounts of cash to be cash equivalents.

Cash and cash equivalents consist of cash on hand, balances in current accounts, deposits with banks which are unrestricted as to withdrawal and use.

(h) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. The Company computes depreciation for all property, plant and equipment using the straight-line method so as to expense the costs over the estimated useful lives of assets. The estimated useful lives of assets are as follows:

Furniture and fixtures	10 years
Computer equipment and software	1 to 3 years
Office equipment	3 to 10 years
Vehicles	8 years
Leasehold improvements	6 years
Website development costs	3 years

Capital work-in-progress is not depreciated until the construction and installation of the asset is complete, and the asset is available for use.

(i) Website development costs

Costs incurred in the operations stage that provides additional functions or features to the Company’s website are capitalized and amortized over their estimated useful life of three years. Maintenance expenses or costs that do not result in new features or functions are expensed as product development costs.

(j) Investments, at cost

Securities that do not have readily determinable fair market values are recorded at cost, subject to an impairment charge for any other than temporary decline in value. The fair values of these securities are not estimated if there are no events or changes in circumstances that may have a significant effect on the fair value. It is not practicable to estimate the fair value of these securities as the cost of obtaining a valuation exceeds the materiality of these investments to the financial statements.

(k) Business Combination

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. Acquisition related costs are recognized in profit or loss as incurred. The acquiree’s identifiable assets and liabilities are recognized at their fair value at the acquisition date.

Purchase consideration in excess of the identifiable assets and liabilities is recognized as goodwill. Gain resulting from excess of the acquiree’s identifiable assets and liabilities over the purchase consideration is recognized, after reassessment, in the statement of operations.

(l) Goodwill

Goodwill represents the excess of purchase consideration over the fair values of the aquiree’s identifiable assets acquired and liabilities assumed in a business combination. Goodwill is assessed for impairment on an annual basis on January 1 or earlier when events or circumstances indicate that the carrying amount of goodwill exceeds its implied fair value.

Goodwill impairment assessment is a two-step test. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment loss amount, if any.

The Company uses an income-based valuation approach to determine the fair value of the reporting unit by estimating the present value of future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates, anticipated future economic and regulatory conditions, availability of necessary technology and capital expenditure forecasts.

When required to perform the second step, the Company compares the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount exceeds the implied fair value, an impairment loss equal to that excess amount is recognized, not to exceed the goodwill carrying amount. The Company determines the implied fair value of goodwill for a reporting unit by assigning the fair value of the reporting unit to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of the goodwill. This assignment process is only for purposes of testing goodwill impairment and the Company does not adjust the carrying amounts of the recognized assets and liabilities (other than goodwill, if appropriate) or recognize previously unrecognized intangible assets in the consolidated balance sheet as a result of this assignment process.

(m) Foreign currency

The accompanying consolidated financial statements have been presented in US dollars as the reporting currency. The functional currency of Rediff is the Indian Rupee (“Rs.”, “Rs.” or “Rupee”) while that of its subsidiaries domiciled in the United States is the US dollar and in Canada is the Canadian dollar. Transactions in foreign currency are recorded at the original rates of exchange prevailing at the time of the transactions. Monetary assets and liabilities denominated in foreign currency are restated using the exchange rates prevailing at the date of the balance sheet. Exchange differences arising on settlement of transactions and restatement of monetary assets and liabilities at the balance sheet date are recognized in the statement of operations.

For the purposes of presenting the consolidated financial statements, Rupees have been converted into US dollars for balance sheet accounts using the exchange rate in effect at the balance sheet date, and for revenue and expense accounts using a monthly weighted-average exchange rate. The gains or losses resulting from such translation are reported as other comprehensive income or loss, which is a separate component of shareholders’ equity.

(n) Earnings per share

Basic earnings per share has been computed by dividing the net income (loss) from operations by the weighted average number of equity shares outstanding during the period, including equity share equivalents for ADSs issued. Diluted earnings per share is computed using the weighted average number of equity shares including equity share equivalents for ADSs issued and dilutive potential equity shares outstanding during the period, using the treasury stock method for options, except where the results would be anti-dilutive. Dilutive potential equity shares consist of the incremental equity shares issuable upon the exercise of stock options. The Company also reports earnings per ADS, where two ADSs represent one equity share.

(o) Income taxes

Income taxes consist of current income taxes and the change in the deferred tax balances during the year. Deferred tax assets and liabilities are recognized for each entity and taxing jurisdiction for future tax consequences attributable to temporary differences between the carrying amounts of assets and liabilities and their respective tax bases and net operating loss carry-forwards, measured using the enacted tax rates expected to apply in the years in which such temporary differences are expected to be recovered or settled. The effect of changes in tax rates is recognized in income in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits for which future realization is uncertain.

The Company evaluates each tax positions to determine if it is more likely than not that a tax position is sustainable, based on its technical merits. If a tax position does not meet the more likely than not threshold, a liability is recorded. Additionally, for a position that is determined to, more likely than not, be sustainable, the Company measures the benefit at the highest cumulative probability of greater than 50% of being realized and establish a liability for the remaining portion.

The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense.

(p) Impairment or disposal of long-lived assets (excluding goodwill)

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable. The Company subjects such long-lived assets to a test of recoverability based on the undiscounted cash flows expected from use or disposition of such assets. Such events or circumstances would include changes in the market, technological obsolescence and adverse changes in profitability or regulation. If the asset is impaired, the Company recognizes an impairment loss as the difference between the estimated fair values determined using discounted cash flows and the carrying value of the asset. Assets to be disposed of are reported at the lower of the carrying value or the fair value less the cost to sell.

(q) Intangible assets

Intangible assets consist of customer contracts and intellectual property carried at cost and amortized over their estimated useful lives, generally on a straight-line basis over three and seven years, respectively, that best reflects the economic benefits of the intangible assets.

(r) Stock-based compensation

The Company measures the cost of services received from employees, associates, retainers and non-employee directors in exchange for share based compensation at the grant date fair value award. The Company recognizes stock-based compensation on a straight line basis over the vesting period.

(s) Allowances for doubtful trade accounts receivable

The Company establishes an allowance for doubtful accounts on trade accounts receivable after considering the financial condition of the customer, ageing of the accounts receivable, historical experience and the current economic environment.

(t) Compensated absences

The Company provided the compensated absences liability for the amounts to be paid as a result of employee’s rights to compensated absences in the year in which it is earned.

New Accounting Pronouncements	12 Months Ended
Mar. 31, 2012
New Accounting Pronouncements
3.	New Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04 and revised the accounting and disclosure requirements in ASC 820, Fair Value Measurements and Disclosures. The revision limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The Company is evaluating impact of this change on its financial statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which amends the guidance in ASC 350-20. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company is evaluating impact of this change on its financial statements.

On December 23, 2011, the FASB issued ASU 2011-12, which defers certain provisions of ASU 2011-05. One of ASU 2011-05’s provisions required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The new ASU is in response to constituents’ concerns about whether the requirements under ASU 2011-05 for the presentation of reclassification adjustments were operational.

The FASB also decided that during the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220, which indicates that “an entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements.”

The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05 (i.e., those related to the requirement to report the components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements). Accordingly, for public entities, the effective date is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011.

Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2012
Prepaid Expenses and Other Current Assets
4.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets comprise:

	As of March 31,
	2011	2012
	US$	US$
Prepaid expenses	792,126	798,276
Supplier advances	84,513	168,737
Rent deposits	695,979	297,289
Other advances and deposits	55,417	50,920
Loans to employees	72,882	59,650
Others	2,046	263

Total	1,702,963	1,375,135

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2012
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment comprise:

	As of March 31,
	2011	2012
	US$	US$
Furniture and fixtures	507,737	497,334
Computer equipment and software	30,461,459	29,744,643
Office equipment	411,334	413,084
Vehicles	333,958	256,262
Leasehold improvements	478,156	677,932
Website development costs	1,856,794	2,553,410

Property, plant and equipment – at cost	34,049,438	34,142,665
Less: Accumulated depreciation and amortization	(29,159,054)	(27,875,525)

	4,890,384	6,267,140
Capital work- in- progress (net of impairment)	1,082,211	1,131,941

Property, plant and equipment – net	5,972,595	7,399,081

In fiscal 2010, due to change in technological environment, the Company abandoned certain search and mobile related projects which were included in ‘Capital work-in-progress’. Consequently, the Company recorded an impairment loss of US$ 136,878 representing carrying amount.

In fiscal 2011, Company discontinued the use of certain software included in Website development costs and recorded an impairment charge of US$109,658 representing carrying amount.

In fiscals 2010, 2011 and 2012, the Company incurred depreciation and amortization expense of US$ 5,004,262, US$ 3,617,535 and US$ 3,028,924 respectively.

Acquisition of Vubites India Private Limited	12 Months Ended
Mar. 31, 2012
Acquisition of Vubites India Private Limited
6.	Acquisition of Vubites India Private Limited

On November 26, 2010, the Company acquired all of the equity interests in Vubites India Private Limited (“Vubites”) from the CMD, a principal shareholder in the Company (promoter and owner of Vubites). Additionally in accordance with the terms of the acquisition, Vubites’ shareholder’s loan from CMD was assumed and settled by the Company. Rediff and Vubites were not under common control because the CMD does not have controlling financial ownership interest in Rediff and as a result the acquisition has been accounted as a business combination using the purchase method. Excess of acquisition date fair value of identifiable assets acquired and liabilities assumed (after reassessment) of US$ 420,589 over purchase consideration represents contribution from the principal shareholder and has been recognized in the statement of shareholders’ equity.

This acquisition gives an opportunity for revenue growth by providing affordable local advertising on the television media to small businesses to reach their target audiences within the same city.

The allocation of the purchase price to the assets acquired and liabilities assumed based on their fair values as at the acquisition date was as follows:

Net asset acquired at fair values

US $
Cash acquired	23,155
Property, plant & equipment	202,856
Other assets	63,947
Amortizable intangible assets:
Customer contracts	16,270
Intellectual property	3,423,682

Total assets	3,729,910

Liabilities assumed:
Loan from Principal shareholder and the CMD of Rediff	2,711,622
Other liabilities	68,449
Deferred tax liability, net	205,159

Total Liabilities	2,985,230

Net assets acquired	744,680

Purchase price	324,091
Contribution from a principal shareholder	420,589

Acquisition related expense of US$ 73,125 has been recognized as general and administrative expenses in the statement of operations. The Company settled Vubites’s employee stock options by cash consideration of US$ 140,468, of which an amount of US$ 103,946 representing the excess amount paid over the acquisition date fair value of these stock options has been immediately recognized as compensation cost in the statement of operations. Additionally, an amount of US$ 140,468 is payable to Vubite’s employees contingent on these employees remaining in employment for period of 16 months from the acquisition date.

The results of operation of Vubites are included in the consolidated financial statements effective from November 26, 2010. Proforma financial information related to the acquisition has not been disclosed as the effect on the Company’s consolidated revenues and results of operations are not material.

Investments in equity method investees	12 Months Ended
Mar. 31, 2012
Investments in equity method investees
7.	Investments in equity method investees

Investments in equity interest

The Company’s investments in equity method investees interest were as follows:

Percent of ownership of equity shares
Tachyon Technology Private Limited	26%
Imere Technology Private Limited	44%
Bigslick Infotech Private Limited	37%
Eterno Infotech Private Limited (up to December 19, 2011)	43%

The following table presents financial information for equity method investees:

	As at March 31,
	2011	2012
	US$	US$
Current assets	592,454	207,456
Non-current assets	133,431	103,585
Current liabilities	322,298	58,435
Non-current liabilities	206,111	195,000

	For years ended March 31,
	2010	2011	2012
	US$	US$	US$
Revenues	241,903	480,045	362,280
Total costs	1,278,772	1,307,874	700,337
Loss from operations	1,036,869	827,829	338,057
Loss attributable to Rediff*	423,099	785,707	215,735

*	Company’s share of loss of the equity method investee has been determined after giving effect to the subsequent amortization on account of fair value adjustments made for the identifiable intangible assets of the equity method investees as at the date of acquisition.

As of March 31, 2012, the difference between the Company’s carrying value of its equity method investments and its proportionate share of the net assets of equity method investments is summarized as follows:

US$
Carrying value of equity method investments	81,473
Proportionate share of net assets of equity method investments	21,358

Excess of carrying value of investment over proportionate share of net assets	60,115

The excess carrying value relates to amortizable intangible assets. The amortizable intangible assets have useful life not more than five years.

During the fiscal year ended March 31, 2010, the Company impaired its investment of US$ 65,556 in Bigslick Infotech Private Limited, a development stage entity, after concluding that such investment was other than temporarily impaired due to discontinuous of the business.

During the fiscal year ended March 31, 2011, the Company impaired its investment of US$ 543,220 in Tachyon Technology Private Limited after concluding that such investment was other than temporarily impaired due to uncertainties involved and fitment with long term strategy.

During the fiscal year ended March 31, 2012, the Company sold its investment in Eterno Infotech Private Limited for a consideration of US$937,866 and recorded a gain of US$ 749,897 under the heading “Gain on sale of equity method investee” in consolidated statement of operations.

Goodwill	12 Months Ended
Mar. 31, 2012
Goodwill
8.	Goodwill

The Company’s goodwill is in respect of its acquisition of India Abroad. The goodwill has been allocated to the US Publishing business, reporting unit.

The changes in the carrying amount of goodwill for the fiscal years ended March 31, 2011 and 2012 were as follows:

	For the year ended March 31,
	2011			2012
	Gross	Accumulated impairment	Net	Gross	Accumulated impairment	Net
	US$	US$	US$	US$	US$	US$
As at beginning of the year	10,515,168	8,515,168	2,000,000	10,515,168	8,515,168	2,000,000
As at end of the year	10,515,168	8,515,168	2,000,000	10,515,168	8,515,168	2,000,000

On January 1, 2012 the Company performed its annual goodwill impairment test and determined that the fair value of the reporting unit exceeded its carrying amount and therefore goodwill was not impaired.

Intangible assets, net	12 Months Ended
Mar. 31, 2012
Intangible assets, net
9.	Intangible assets, net

The following table summarizes the carrying amount of intangible assets comprise:

	As of March 31, 2011
	Fair value at the date of acquisition	Accumulated amortization	Net carrying value
	US$	US$	US$
Customer contracts	16,270	1,851	14,419
Intellectual property (consists of software and related process know-how)	3,423,682	167,012	3,256,670

Total intangible assets, net	3,439,952	168,863	3,271,089

	As of March 31, 2012
	Gross carrying value	Accumulated amortization	Net carrying value
	US$	US$	US$
Customer contracts	14,547	6,465	8,082
Intellectual property (consists of software and related process know-how)	3,060,969	583,042	2,477,927

Total intangible assets, net	3,075,516	589,507	2,486,009

Customer contracts and intellectual property are amortized on a straight line basis over a period of three and seven years, respectively. The Company recognized amortization expense of intangible assets of US$168,863 and US$ 470,845 in fiscal 2011 and 2012 respectively. The aggregate estimated amortization expense for intangible assets for each of the five succeeding fiscal years is given in the table below:

Year ending March 31,	US$
2013	442,130
2014	440,514
2015	437,281
2016	437,281
2017	437,281
and thereafter	291,522

Other non-current assets	12 Months Ended
Mar. 31, 2012
Other non-current assets
10.	Other non-current assets

Other non-current assets comprise :

	As of March 31,
	2011	2012
	US$	US$
Promissory notes *	1,100,000	1,100,000
Prepaid expenses	173,639	307,946
Rent deposits	324,164	630,895
Loans to employees	59,492	61,422
Other advances and deposits	68,329	68,328

Total	1,725,624	2,168,591

*	Company subscribed to convertible promissory notes (referred to as the “notes”) issued by Examville.com LLC, for total cash consideration of US$1,100,000. These notes are convertible into equity shares of issuer of the notes at a conversion price that will be determined based on the issuance price of equity shares issued for future financing. If not converted during a specified period, as per the respective terms, notes shall be redeemed at par on maturity.

Accounts payable and accrued liabilities	12 Months Ended
Mar. 31, 2012
Accounts payable and accrued liabilities
11.	Accounts payable and accrued liabilities

Accounts payable and accrued liabilities comprise:

	As of March 31,
	2011	2012
	US$	US$
Accounts payable	1,464,353	599,495
Accrued expenses	3,188,813	2,174,267
Taxes payable	911,103	184,575
Employee incentive payable	771,350	647,593
Other employee payables	776,820	715,985
Other current liabilities	76,797	56,186

Total	7,189,236	4,378,101

Other non-current liabilities	12 Months Ended
Mar. 31, 2012
Other non-current liabilities
12.	Other non-current liabilities

Other non-current liabilities comprise:

	As of March 31,
	2011	2012
	US$	US$
Unearned revenues	274,342	345,224
Retirement benefits	399,341	409,261
Other liabilities	186,209	202,844

Total	859,892	957,329

Shareholders' equity	12 Months Ended
Mar. 31, 2012
Shareholders' equity
13.	Shareholders’ equity

Treasury shares

During the fiscal year ended March 31, 2010 the Company formed Rediff.com India Limited Employee Trust (“Trust”). The Trust is controlled and administrated by senior employees of the Company. The Company is the primary beneficiary of the Trust and, accordingly has consolidated the Trust. During the year ended March 31, 2010 and 2011, the Trust acquired 750,000 and 265,000 shares for a consideration of US$ 3,106,447 and US$ 1,320,158, respectively and reserved these shares for benefit of Company’s employees and directors.

Sales and marketing	12 Months Ended
Mar. 31, 2012
Sales and marketing
14.	Sales and marketing
Sales and marketing expense includes advertising cost of US$3,062,851, US$1,524,086 and US$1,650,747 for the fiscal years ended March 31, 2010, 2011 and 2012 respectively.

Related party transactions	12 Months Ended
Mar. 31, 2012
Related party transactions
15.	Related party transactions

The Company’s principal related parties are its founder shareholders, directors and companies that the founder shareholders and directors control. The Company enters into transactions with such related parties in the normal course of business. Related party transactions and balances, other than purchase of subsidiary from a principal shareholder as described in note 6, are as follows:

Advertising Revenues

During the fiscal year ended March 31, 2010, 2011 and 2012, the Company earned advertising revenues of US$ 328,815, US$721,974 and US$ Nil, respectively, from Edelweiss Capital Services Ltd in which a director of Rediff is shareholder and director.

Product Development Expenses

During the fiscal years ended March 31, 2010, 2011 and 2012, the Company incurred product development expenses (including amount capitalized) of US$ Nil, US$ 167,833 and US$ 137,490, respectively, on account of services rendered by Tachyon Technologies Private Ltd, an equity method investee.

Purchase of Convertible Promissory Note

During the fiscal year ended March 31, 2010, 2011 and 2012, the Company purchased secured convertible promissory notes (referred as “notes”) of US$ 1,300,000, US$ Nil and US$ Nil, respectively, from Runa Inc. in which a director of the Company is a shareholder and key management personnel. In August 2010, notes of Runa Inc. with a carrying amount of US$ 1,300,000 were converted into equity shares upon exercise of conversion option by the Company resulting in an equity interest ownership in Runa Inc. of 10%.

Balances with related parties include:

	As of March 31,
	2011	2012
	US$	US$
Trade account receivable for advertising revenues (net of allowance of US$169,962 and US$206,974 as of March 31, 2011 and 2012, respectively)	171,268	90,835
Accounts payable for product development expense	7,226	12,612

Retirement Benefits	12 Months Ended
Mar. 31, 2012
Retirement Benefits
16.	Retirement Benefits

Gratuity

The Company provides for gratuity on an actuarial valuation. The Company has an unfunded defined benefit retirement plan covering eligible employees in India. This plan provides for a lump-sum payment to be made to vested employees at retirement, death or termination of employment of an amount equivalent to 15 days basic salary, payable for each completed year of service. These gratuity benefits vest upon an employee’s completion of five years of service.

The following tables set out the amounts recognized in the Company’s consolidated financial statements for the fiscal years ended March 31, 2010, 2011 and 2012. The measurement date used is March 31 of the relevant fiscal year.

	2010	2011	2012
	US$	US$	US$
Change in benefit obligation
Benefit obligation at the beginning of the year	288,136	349,624	434,594
Acquisition	—	7,874	—
Actuarial (gain) loss	(19,112)	(16,687)	(10,478)
Service cost	63,183	74,660	78,983
Interest cost	32,683	36,731	41,987
Benefits paid	(53,452)	(22,851)	(39,297)
Effect of exchange rate changes	38,186	5,243	(59,643)

Benefit obligation at the end of the year	349,624	434,594	446,146

Accumulated benefit obligation was US$229,022 and US$ 247,312 as of March 31, 2011 and 2012 respectively.

Net gratuity cost for the years ended March 31, 2010, 2011 and 2012 comprise of the following:

	2010	2011	2012
	US$	US$	US$
Service cost	63,183	74,660	78,983
Interest cost	32,683	36,731	41,987
Recognized net actuarial (gain) loss	(19,112)	(16,687)	(10,478)

Net gratuity cost	76,754	94,704	110,492

The assumptions used in accounting for gratuity in the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Discount rate	9.10%	9.00%	9.24%

Rate of increase in compensation	10% for first 2 years and 7% thereafter	10% for first year and 7% thereafter	7%

The following benefit payments, which reflect expected future services, as appropriate are expected to be paid

Year ending March 31,	US$
2013	36,884
2014	48,084
2015	44,957
2016	57,649
2017	180,023
2018-2022	419,840

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligation as of March 31, 2012.

Provident Fund

Employees based in India and the Company each, contribute at the rate of 12% of salaries to a provident fund maintained by the Government of India for the benefit of such employees. The provident fund is a defined contribution plan. Accordingly, the Company expenses such contributions as incurred. Amounts contributed by the Company to the provident fund, in aggregate, were US$204,589, US$252,004 and US$279,396 for the years ended March 31, 2010, 2011 and 2012 respectively.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes
17.	Income Taxes

The components of income before income taxes and equity in net earnings of equity method investees are as follows:

	2010	2011	2012
	US$	US$	US$
- Domestic	(6,622,537)	(4,870,380)	(6,422,577)
- Foreign	(952,846)	(898,648)	(973,378)

Income (loss) before income taxes and equity in net earnings of affiliates	(7,575,383)	(5,769,028)	(7,395,955)

Current income tax expense	30,000	17,279	65,555

The reconciliation of estimated income tax expense at Indian statutory income tax rate to income tax expense reported in the statements of operations is as follows:

	2010	2011	2012
	US$	US$	US$
Income (loss) before income taxes and equity in net earnings of affiliates	(7,575,383)	(5,769,028)	(7,395,955)
Indian statutory income tax rate	33.99%	33.218%	32.445%

Expected income tax expense (benefit)	(2,574,873)	(1,916,356)	(2,399,618)
Tax effect of:-
Adjustments to reconcile expected income tax expense to reported income tax expense:

Employee stock-based compensation	283,210	185,741	298,428
Change in valuation allowance	2,568,076	1,805,725	2,337,757
Tax in foreign jurisdictions	(149,127)	(26,208)	(52,715)
Loss of equity method investees	(143,811)	(260,996)	(69,995)
Others	46,525	229,373	(48,302)

Income tax expense	30,000	17,279	65,555

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities are as follows:

	As of March 31,
	2011	2012
	US$	US$
Net operating loss carry forwards	3,959,315	4,659,466
Depreciation and amortization	3,764,795	4,052,339
Allowances for doubtful accounts receivables	1,358,753	1,091,749
Retirement benefits	277,960	290,111
Minimum alternate tax credit	383,427	334,636
Loss of equity method investees	643708	354,926
Others	121,860	—

Gross deferred tax assets	10,509,818	10,783,227
Valuation allowance	(10,375,601)	(10,783,227)

Deferred tax assets	134,217	—

Deferred tax liability:
Intangible assets	339,376	244,429

Net Deferred tax liability	205,159	244,429

Movements in valuation allowance:

	As of March 31,
	2011	2012
	US$	US$
Balance as at beginning of the year	10,095,142	10,375,601
Change during the year	1,805,725	2,337,757
Expired net operating carry forward losses	(1,280,512)	(1,071,323)
Effect of change in tax rate	(313,110)	—
Reduction on account of unrecognized tax benefit	5,502	4,036
Effect of currency translation	62,854	(862,844)

Balance as at end of the year	10,375,601	10,783,227

Rediff’s net operating loss carry forwards aggregating approximately US$ 1,981,976 as of March 31, 2012 will expire between April 1, 2013 and March 31, 2019.

As of March 31, 2012, ValuCom has net operating loss carry forwards available to offset future federal taxable income of US$ 3,021,000 which expire in years 2021 through 2031.

As of March 31, 2012, Rediff Holdings, Inc. has net operating loss carry forwards of approximately US$5,175,000, for federal income tax purposes, which expire in years 2020 through 2031.

Unabsorbed depreciation of US$ 12,378,421 can be indefinitely carried forward.

Realization of the future tax benefits related to the deferred tax asset is dependent on many factors, including the Company’s ability to generate taxable income within the net operating loss carry forward period. Management has considered these factors and believes that a valuation allowance is required for each of the periods presented.

Recoverable taxes mainly consist of withholding tax on income from advertising services and interest income, which the Company claimed as refund.

A reconciliation of the beginning and ending amount of unrecognized tax benefits during the fiscal years ended March 31, 2011 and 2012 is as follows:

	2011	2012
	US$	US$
Unrecognized tax benefits balance at beginning of the year	21,175	32,442
Gross increase for tax positions of prior years	16,357	—
Gross decrease for tax positions of prior years	(5,502)	(7,090)
Effect of currency translation	412	(4,128)

Unrecognized tax benefits balance at end of the year	32,442	21,224

The Company’s two major tax jurisdictions are India and the U.S., though the Company also files tax returns in other foreign jurisdiction. In India, tax returns from fiscal year 2010 are subject to examination by the direct taxing authority. The assessments for fiscal year 2000 onwards are subject matters of appeals with the direct taxing authorities. The Company’s U.S. federal and state tax returns pertaining to fiscal year 2008 onwards remains subject to examination in accordance with the statute of limitation prescribed by the relevant authorities.

Segments	12 Months Ended
Mar. 31, 2012
Segments
18.	Segments

The chief operating decision maker’s (Rediff’s Chairman and Managing Director) allocates resources to and assess the performance of the segments of the Company. The chief operating decision maker evaluates segment performance by profits of the segment before operating expenses.

The Company has two operating segments, namely, the India Online business and the U.S. Publishing business.

(i)	India Online business primarily includes revenues from advertising and fee-based services. Advertising includes revenues mainly from display and performance based advertising and to a lesser extent from sponsorships. Fee-based services include revenues from online shopping, subscription services and mobile value-added services.

(ii)	US Publishing business primarily includes revenues from the Rediff India Abroad website and revenues from the print newspapers, India Abroad and India in New York.

Following are the segment results and segment assets for the years ended March 31, 2010, 2011 and 2012.

	2010			2011			2012
	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Revenues from external customers:
Advertising	10,624,932	3,751,818	14,376,750	13,817,053	3,548,083	17,365,136	12,517,461	3,462,646	15,980,107
Fee based services	4,069,644	396,867	4,466,511	4,125,556	304,771	4,430,327	3,705,761	256,398	3,962,159

Total revenues	14,694,576	4,148,685	18,843,261	17,942,609	3,852,854	21,795,463	16,223,222	3,719,044	19,942,266

Cost of revenues (excluding depreciation and amortization)	7,654,344	2,460,959	10,115,303	8,299,834	2,496,145	10,795,979	8,241,612	2,532,509	10,774,121

Segment Results	7,040,232	1,687,726	8,727,958	9,642,775	1,356,709	10,999,484	7,981,610	1,186,535	9,168,145

Segment Assets	61,574,823	5,986,629	67,561,452	57,334,942	4,702,523	62,037,465	44,457,954	4,583,912	49,041,866

Capital expenditures	1,889,485	6,989	1,896,474	4,034,753	11,303	4,046,056	5,375,763	33,786	5,409,549
Depreciation/amortization	4,938,136	66,126	5,004,262	3,776,809	9,589	3,786,398	3,490,725	9,044	3,499,769

The following is a reconciliation of the segment results to (loss) income before income taxes of the Company for the years ended March 31, 2010, 2011 and 2012.

	2010	2011	2012
	US$	US$	US$
Segment result	8,727,958	10,999,484	9,168,145
Operating expenses (including depreciation and amortization)	(20,301,925)	(19,695,625)	(20,005,598)
Other income, net	3,998,584	2,927,113	3,441,498

Net income (loss) before income taxes and equity in net earnings of equity method investees	(7,575,383)	(5,769,028)	(7,395,955)

The following is a reconciliation of the segment assets to the total assets as at March 31, 2011 and 2012.

	As at March 31,
	2011	2012
	US$	US$
India Online business	57,334,942	44,457,954
US Publishing business	4,702,523	4,583,912
Total segment assets	62,037,465	49,041,866

Investments in equity method investees	540,902	81,473
Investment, at cost	1,300,000	1,300,000
Rediff.com India Employee trust	49,288	44,880
Phone card business	12,515	—

Total assets	63,940,170	50,468,219

Revenues are attributed to individual countries according to the location of the customers.

Revenues derived from customers are as follows:

	Years ended March 31,
	2010	2011	2012
	US$	US$	US$
United States and Canada	3,964,579	3,628,056	3,382,387
India	14,584,991	17,615,686	16,078,008
Rest of the world	293,691	551,721	481,871

Total revenues	18,843,261	21,795,463	19,942,266

No single client accounted for 10 percent or more of the total revenues for the years ended March 31, 2010, 2011 and 2012.

Long-lived assets by location are as follows:

	As of March 31,
	2011	2012
	US$	US$
United States and Canada	2,030,407	2,055,307
India	5,942,188	7,343,774

Total	7,972,595	9,399,081

Concentration of credit risk	12 Months Ended
Mar. 31, 2012
Concentration of credit risk
19.	Concentration of credit risk

Concentrations of credit risk exist when changes in economic or geographic factors affect groups of counter parties whose aggregate credit exposure is material in relation to the Company’s total credit exposure.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash equivalents and accounts receivable.

The Company maintains the majority of its cash in Indian Rupees with reputed banks in India with high quality credit rating.

The Company performs ongoing evaluations to determine customer credit limit, but no collateral is required. In 2011 and 2012, approximately 91% and 88% of our accounts receivable were derived from revenues earned from customers located in India. The majority of the customers outside India are located in the United States.

Stock-based compensation	12 Months Ended
Mar. 31, 2012
Stock-based compensation
20.	Stock-based compensation

2002 Stock Option Plan

In January 2002 the Company’s Board of Directors approved the 2002 Stock Option Plan (“2002 plan”), which provides for the grant of stock options to the Company’s employees. Unless terminated sooner, a grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 280,000 of the Company’s equity shares were reserved pursuant to 2002 plan.

Under the terms of the 2002 plan, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one ADS at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant.

A summary of option activity under the 2002 ESOP plan as of March 31, 2012, and changes during the year then ended is presented below:

Options	Number of Options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2011	62,375	4.91
Granted	10,500	22.06
Exercised	55,125	4.41

Outstanding as at March 31, 2012	17,750	16.61	6.2	36,250

Exercisable as at March 31, 2012	7,250	8.71	1.7	36,250

The total grant date fair value of stock options vested during the year ended March 31, 2010, 2011 and 2012 was US$ Nil.

The weighted average grant date fair value of options granted during the year ended March 31, 2012 was US$14.98. There were no options granted during the years ended March 31, 2010 and 2011. The total intrinsic value of the options exercised during the year ended March 31, 2012 was US$912,558. There were no options exercised during the years ended March 31, 2010 and 2011.

Cash received from option exercises under the 2002 Stock Option Plan for the year ended March 31, 2012 was US$243,234.

As of March 31, 2012, there was US$84,139 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted average period of 3.3 years. To the extent the forfeiture rate is different from what we have anticipated, stock-based compensation related to these awards will be different from our expectations.

2004 Stock Option Plan

In June 2004, the Company’s Board of Directors approved the 2004 Stock Option Plan (“2004 plan”), which provide for the grant of stock options to the Company’s employees. Unless terminated sooner, the grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 358,000 of the Company’s equity shares were reserved pursuant to 2004 plan.

Under the terms of the 2004 plan, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one ADS at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant.

A summary of option activity under the 2004 ESOP plan as of March 31, 2012, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2011	240,740	10.33
Exercised	99,503	9.17
Forfeited	5,750	5.16

Outstanding as at March 31, 2012	135,487	11.40	4.6	567,841

Exercisable as at March 31, 2012	98,987	13.69	3.6	259,051

The total grant date fair value of stock options vested during the year ended March 31, 2010, 2011 and 2012 was US$ 98,325, US$ 146,602 and US$705,890, respectively.

The weighted average grant date fair value of options granted during the year ended March 31, 2010 was US$2.97. There were no options granted during the years ended March 31, 2011 and 2012. The total intrinsic value of the options exercised during the year ended March 31, 2012 was US$1,230,857. There were no options exercised during the years ended March 31, 2010 and 2011.

Cash received from option exercises under the 2004 Stock Option Plan for the year ended March 31, 2012 was US$912,310.

As of March 31, 2012, there was US$66,269 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted average period of 1.3 years. To the extent the forfeiture rate is different from what we have anticipated, stock-based compensation related to these awards will be different from our expectations.

2006 Stock Option Plan

The 2006 Stock Option Plan (“2006 ESOP”) consists of two plans, namely the ADR Linked Employee Stock Option Plan-2006 and Employee Stock Option Plan-2006 which is linked to the shares of the Company. These plans were adopted and approved by the Compensation committee on June 20, 2006 in accordance with the approval granted by shareholders on March 31, 2006. Unless terminated sooner, the grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 485,000 equity shares were approved for issuance under both the plans.

Under the terms of the 2006 plans, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 20%—25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one equity share / ADS depending on the plan to which the option relates at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price for the ADR Linked Employee Stock Option Plan-2006 is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant. The exercise price for the Employee Stock Option Plan-2006 is also determined by the board (or a committee or a sub-committee of the board) and shall not be less than the face value of equity shares.

A summary of option activity under the 2006 ESOP plan as of March 31, 2012, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2011	532,188	7.76
Granted	47,000	13.14
Exercised	39,750	5.26
Forfeited	23,000	6.67

Outstanding as at March 31, 2012	516,438	8.48	6.9	4,069,339

Exercisable as at March 31, 2012	275,063	11.42	5.7	1,965,177

The total grant date fair value of stock options vested during the year ended March 31, 2010, 2011 and 2012 was US$652,911, US$740,930 and US$873,798 respectively.

The weighted-average grant-date fair value of options granted during the year ended March 31, 2010, 2011 and 2012 was US$3.34, US$15.37 and US$12.86, for each option, respectively. The total intrinsic value of the options exercised during the year ended March 31, 2012 was US$670,998. There were no stock options exercised during the years ended March 31, 2010 and 2011.

Cash received from option exercises under the 2006 Stock Option Plan for the year ended March 31, 2012 was US$209,133.

As of March 31, 2012, there was US$1,670,758 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted-average period of 2.8 years. To the extent the forfeiture rate is different from what we have anticipated, stock-based compensation related to these awards will be different from our expectations.

The fair value of each option is estimated on the date of grant using the Black-Scholes model with the following assumptions:

	Years ended March 31,
	2010	2011	2012
Dividend yield	0%	0%	0%
Expected term	7 - 9 years	5.5 - 7 years	5.5 – 7 years
Risk free interest rates	2.83% - 3.81%	2.04% - 2.77%	1.23% - 2.84%
Expected volatility	70.87% - 75.5%	75.88% - 77.61%	78.36% - 81.98%

Expected volatilities are based on the historical volatility of the Company’s stock. The expected term of stock options granted under the Plans is based on historical exercise patterns, which the Company believes are representative of future behavior. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Total stock-based compensation cost recognized under the various employee stock option plans were US$833,214, US$559,157 and US$787,874 for the year ended March 31, 2010, 2011 and 2012 respectively. The compensation cost has been allocated to cost of revenues and operating expenses as follows:

	Year ended March 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	102,635	78,559	60,224
Sales and marketing	327,758	161,506	138,930
Product development	213,337	187,378	385,737
General and administrative	189,484	131,714	202,983

Earnings (loss) per share and ADS	12 Months Ended
Mar. 31, 2012
Earnings (loss) per share and ADS
21.	Earnings (loss) per share and ADS

For the years ended March 31, 2010, 2011 and 2012, the following table sets forth the computation of basic and diluted earnings per share and ADS:

		Year ended March 31,
		2010		2011		2012
Net loss		US$	(8,028,482)	US$	(6,572,014)	US$	(7,677,245)
Weighted average equity shares for basic and diluted earnings (loss) per share			14,563,197		13,783,033		13,758,635
Earnings / (loss) per share	– basic		(0.552)		(0.477)		(0.558)
	– diluted		(0.552)		(0.477)		(0.558)
Earnings / (loss) per ADS	– basic		(0.276)		(0.238)		(0.279)
	– diluted		(0.276)		(0.238)		(0.279)

Potentially dilutive shares relating to outstanding employee stock option aggregating 40,400, 255,080 and 324,027 as at March 31, 2010, 2011 and 2012, respectively have been excluded from the computation of diluted earnings per share for these periods as their effect was anti-dilutive.

Dividends	12 Months Ended
Mar. 31, 2012
Dividends
22.	Dividends

Dividends, if any, will be declared and paid in Indian Rupees. Indian law requires that any dividend be declared out of accumulated distributable profits only after the transfer to a general reserve of a specified percentage of net profit computed in accordance with current regulations. The remittance of dividends outside India is governed by Indian law on foreign exchange and is subject to applicable taxes.

Allowance for doubtful trade accounts receivables	12 Months Ended
Mar. 31, 2012
Allowance for doubtful trade accounts receivables
23.	Allowance for doubtful trade accounts receivables

Description	Balance at Beginning of Period	Expense / Reversal	Bad debts written off	Effect of exchange rate changes	Balance at end of period
	US$	US$	US$	US$	US$
Fiscal 2012	4,022,664	37,700	(423,245)	(436,685)	3,200,434
Fiscal 2011	4,128,829	(144,263)	—	38,098	4,022,664
Fiscal 2010	3,935,812	(261,825)	—	454,842	4,128,829

Fair value of financial instruments	12 Months Ended
Mar. 31, 2012
Fair value of financial instruments
24.	Fair value of financial instruments

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable and accrued liabilities, approximate their fair values due to the short- term nature of these instruments.

Estimation of fair value of financial instrument relies on management judgment; however there are inherent uncertainties in any estimation technique. Therefore, for substantially all financial instruments, the fair values are not necessarily indicative of all the amounts the Company could have realized in a sales transaction as of March 31, 2012. The estimated fair value amounts as of March 31, 2012 have been measured as of this date, and have not been re-evaluated or updated for purposes of these consolidated financial statements.

Commitments and contingencies	12 Months Ended
Mar. 31, 2012
Commitments and contingencies
25.	Commitments and contingencies

As of March 31, 2012, the Company has commitment for purchase of computer equipment and cost to develop internal use software aggregating US$1,002,591.

Commitment relating to operating leases is as below:

The Company leases office premises and residential apartments for employees under various operating leases. Certain of these arrangements have free or escalating rent payment provisions. The Company recognized rent expense under such arrangements on a straight-line basis. Operating lease expense that has been included in the determination of the net income is as follows:

	Years ended March 31,
	2010	2011	2012
	US$	US$	US$
Office premises	594,523	707,772	778,364
Residential apartments for employees	118,717	128,956	102,725

Total operating lease expense	713,240	836,728	881,089

The minimum annual lease commitments under the above operating leases that have initial or remaining terms in excess of one year are as follows:

For the year ending March 31,	US$
2013	362,418
2014	211,450
2015	217,794
2016	224,328
2017	231,058
And there after	278,742

Litigation and Other Legal Matters

Action Relating to Access to Pornographic Material

On June 21, 2000, Rediff, certain of its directors and others (Ajit Balakrishnan, Arun Nanda, Abhay Havaldar, Sunil Phatarphekar, Charles Robert Kaye and Tony Janz) were named as defendants in a criminal complaint (RCC Complaint Number 76 of 2000) filed by Mr. Abinav Bhatt, who was then a 22 year old student, before the Judicial Magistrate, First Class, Pune, India, alleging commission of an offence, under Section 292 of the IPC for distributing, publicly exhibiting and putting into circulation obscene, pornographic and objectionable material. The RCC Complaint alleged that Rediff, through its website “www.rediff.com”, provided a search facility that enabled Internet users to view pornographic, objectionable and obscene material. On November 27, 2000, the Judicial Magistrate passed an order on the Complaint holding that a prima facie case under Section 292 of the IPC had been made out against Rediff and directed commencement of criminal proceedings against all the defendants. A criminal writ petition was filed in the High Court of Mumbai (Sunil N. Phatarphekar & Ors. v. Abhinav Bhatt and Ors., Mumbai High Court, Criminal Writ Petition No. 1754 of 2000) by the aforementioned defendants, seeking among other relief the setting aside of the order of the Judicial Magistrate. The High Court of Mumbai in its order dated December 20, 2000, while granting ad-interim relief to the petitioners in the Writ Petition, stayed the order of Judicial Magistrate pending final disposal of the Writ Petition. The Writ Petition has been admitted by the High Court of Mumbai. While Rediff believes that the lawsuit is without merit, and that it and its directors have a valid defense to the charges, in the event that it is unsuccessful in its defense, Rediff and its directors may face both criminal penalties and monetary fines or damages.

Under Indian law, any person who publishes or transmits or causes to be published in the electronic form, any material which is lascivious or appeals to the prurient interest or if its effect is such as to tend to deprave and corrupt persons who are likely, having regard to all relevant circumstances, to read, see or hear the matter contained or embodied in it, shall be punished (i) for the first conviction, with imprisonment of up to five years and with a fine of up to Rs. 100,000 (approximately US$2,000); and (ii) in the event of a second conviction, with imprisonment of up to ten years and with a fine of up to Rs. 200,000 (approximately US$4,000).

Actions Relating to Trademark Infringement

In May, 2008, a complaint was filed by The Board of Control of Cricket in India (“BCCI”) against Sandeep Goyal and Rediff alleging that the depiction of images on the online game known as Indian Fantasy League started by Sandeep Goyal has been violative of the Indian Premier League (“IPL”) trademark. BCCI is seeking (a) a permanent injunction restraining defendants from the use of logo “Indian Fantasy League.com”; (b) shutdown of the website Indianfantasyleague.com; (c) to render the accounts of all profits earned by the said website and damages to the tune of Rs. 1.0 million (approximately US$20,000). Rediff has filed its response to BCCI Complaint, and among the defenses Rediff has raised are: (a) it is Sandeep Goyal who has infringed the trademark of IPL and not Rediff.com; (b) Rediff.com only provides the domain hosting and web based email solution services which enables the subscriber to set up and manage their website as per the terms and conditions of Rediff business solutions; (c) subscribers such as Sandeep Goyal are required to abide by and comply with the terms and conditions Rediff imposes on its subscribers which provides that the subscriber shall be solely responsible for producing, electronically uploading and maintaining his website and such subscriber shall ensure that all upload material shall be owned and/or properly licensed by the Subscriber and shall not adversely affect any rights of any third party. Although Rediff believes that it has valid defenses to the charges, if Rediff is unsuccessful after exhausting all legal remedies, we could be subject to monetary fines or damages.

In February, 2006, a complaint was filed by Marksman Pvt. Ltd. against various telecom operators and internet service providers and Rediff.com alleging infringement of copyright of Marksman by way of dissemination of information relating to scores, alerts and updates and or other events happenings via Short Message Service (SMS) Technology on wireless and mobile telephones in respect of One Day International Cricket Matches (“ODIs”) during India’s tour of Pakistan Scheduled in February, 2006. The Company has filed its response and among the defenses raised were: (a) Rediff.com along with other telecom operators and service providers have not infringed the copyrights of Marksman; (b) the information relating to scores, alerts and updates and or other events happening via Short Message Service (SMS) Technology on wireless and mobile telephones in respect of ODIs which was being provided to subscribers was sourced from public domain and as such no exclusivity can be claimed since it falls into public domain. The one judge panel, while dismissing a request for an interim order, has directed the defendants to maintain the accounts of the SMS received during the ODIs. Marksman will have to first amend the suit to seek damages before any claim is made against Rediff.com. In 2006, Marksman has sought to amend the suit prayer to include damages. Although the Company believes that it has valid defenses to the charges, if the Company is unsuccessful after exhausting all legal remedies, the Company could be subject to monetary fines or damages.

Actions Relating to Patent Infringement

In March, 2009 a complaint was filed against Rediff and 12 other defendants by S. Ramkumar, alleging violation of his patent rights in respect of Mobile phones with plurality of SIM cards sold through Rediff’s Shopping website. S. Ramkumar is seeking permanent injunction restraining the defendants, including Rediff, from infringing upon his patent with respect to the Mobile phones with plurality of SIM cards allocated to different communication networks, by manufacturing, marketing, selling and distributing mobile phones having simultaneous use of more than one SIM thereby infringing his products and patented process. S. Ramkumar is also claiming damages in the amount of Rs. 1.0 million (approximately US$20,000). Rediff has already filed its response to the court based on the following defenses: (a) it is the vendors, and not Rediff, that sells shopping products on its website and that it has not infringed on any of Ramkumar’s intellectual property rights; (b) Rediff ‘s Shopping website only provides an online platform that enables customers and sellers to enter into sale/purchase transactions and it is not involved in the sale or purchase of the goods/products listed on its website; and (c) vendors are required to comply with the terms and conditions Rediff imposes on vendors using Rediff Shopping, which include providing Rediff with the description of their products, prices and product images, and which also specifically provide that vendors shall not infringe on third party rights, including third-party intellectual property rights. The case is likely to be taken up for arguments sometime in the future. Though Rediff is arrayed as a defendant, S. Ramkumar’s main grievance is only against the other defendants who are manufacturing, selling and distributing multiple SIM cards in alleged violation of the patent in favor of the S. Ramkumar. However, given the nature of the suit and pleadings there would not be any substantial monetary claim on the Company.

The Company is also subject to other legal proceedings and claims, which have arisen in the ordinary course of its business. Those actions, when ultimately concluded and determined, will not, in the opinion of management, have a material effect on the results of operations, cash flows or the financial position of the Company.

The Company has not recognized any loss accrual for the litigation disputes as the Company believes that it is probable that it would be successful on resolution of the litigation. The maximum total loss relating to these disputes would be US$44,000 excluding any interest and penalties, which amounts cannot be reasonably estimated at this point of time.